ASSET UNDER DEVELOPMENT - Narrative (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Apr. 30, 2019	Dec. 31, 2023	Dec. 31, 2022
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Gimi conversion cost	$ 1,700.0
Production period		20 years
Lease and operate agreement, pre-commissioning contractual cash flows		$ 105.4	$ 0.0
Gimi conversion | Gimi 700 million facility
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Gimi conversion cost	$ 700.0